Cover	Oct. 06, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2022
Entity File Number	001-41363
Entity Registrant Name	ClimateRock
Entity Central Index Key	0001903392
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	50 Sloane Avenue
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW3 3DD
City Area Code	+44
Local Phone Number	203 954 0590
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, one-half of one Redeemable Warrant and one Right
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, one-half of one Redeemable Warrant and one Right
Trading Symbol	CLRCU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	CLRC
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	CLRCW
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-tenth (1/10) of one Class A Ordinary Share upon the consummation of an initial business combination
Title of 12(b) Security	Rights, each entitling the holder to receive one-tenth (1/10) of one Class A Ordinary Share
Trading Symbol	CLRCR
Security Exchange Name	NASDAQ